Business Combination (Details Narrative) - INR (₨) ₨ in Thousands				12 Months Ended
	Sep. 11, 2024	Jun. 19, 2024	Jun. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 10, 2024
IfrsStatementLineItems [Line Items]
Net revenue				₨ 7,954,522	₨ 4,189,897	₨ 3,827,265
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Conversion	₨ 1,280,000
Net revenue	1,560,141
Profit	₨ 97,334
Acquisition-related costs				8
Purchase consideration, fair value							₨ 1,280,000
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Ownership interest rate			50.00%
Yatra Mice and Holidays Limited [member]
IfrsStatementLineItems [Line Items]
Conversion		₨ 9,800
Net revenue		38,586
Profit		₨ 1,871
Acquisition-related costs				₨ 3
Purchase consideration, fair value							₨ 9,800
Ownership interest rate		49.00%